Subsequent events (Details Narrative)		1 Months Ended	2 Months Ended
	Feb. 09, 2026 USD ($)	Jan. 31, 2026	Feb. 13, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Feb. 10, 2026 USD ($)	Feb. 08, 2026 $ / shares	Jan. 20, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 24, 2025 USD ($)	Dec. 23, 2025 USD ($)	Dec. 05, 2025 USD ($)
Subsequent Event [Line Items]
Convertible notes								$ 2,278,940			$ 235,000,000
Cash								$ 19,973,574
Premium put option contracts									$ 534,500	$ 534,500
Common stock, par value | $ / shares				$ 0.001				$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan collateral ratio description of bitcoin and cash	Pursuant to the terms of the Indenture, the Company must maintain a 1:1 loan-to-collateral ratio, where Bitcoin is treated as 0.50 to 1.00 and cash is treated as 1.00 to 1.00. As of February 12, 2026, the Company’s collateral composition is as follows: (i) 3,000 Bitcoin and (ii) $26,722,563 in cash, the total amount of which complies with the terms of the Indenture. This collateral composition is subject to change to account for market conditions, including the price of Bitcoin.
Number of shares repurchase, shares | shares			904,433
Number of shares repurchase, value			$ 3,190,663
Shares acquired cost per share | $ / shares			$ 3.53
Shares outstanding | shares			83,422,775
Derivative average option strike price		the Company may be required to purchase an aggregate of up to 900 Bitcoin at predetermined strike prices ranging from $70,000 to $80,000 per Bitcoin, subject to counterparty exercise on specified expiration dates in February and March 2026.
Premium put option contracts							$ 888,750
Prior put option contracts			$ 534,500
Common stock, par value | $ / shares						$ 0.001
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Price per share | $ / shares						$ 9.00
Subsequent Event [Member] | 2026 Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount outstanding of convertible notes					$ 99,600,000
Subsequent Event [Member] | 2026 Convertible Notes [Member] | Repurchase Agreements [Member]
Subsequent Event [Line Items]
Senior secured notes convertible percentage	0.0000
Convertible notes	$ 135,400,000
Cash	$ 119,152,000